Income Taxes (Details) - Schedule of reconciliation of income tax expense recognized from statutory to effective ISR rate $ in Thousands	12 Months Ended
	Jan. 03, 2021 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)
Schedule of reconciliation of income tax expense recognized from statutory to effective ISR rate [Abstract]
Profit before income tax	$ 881,129	$ 704,834		$ 449,447
Tax rate	30.00%	30.00%	30.00%	30.00%	30.00%
Income tax expense calculated at 30% statutory tax rate	$ 264,339	$ 211,450		$ 134,834
Inflation effects, net	8,333	6,278		6,408
Non-deductible expenses	5,493	3,202		3,217
Loss on valuation of warrants	255,456
Share-based payments	8,275
Other items, net	872	11,762		5,720
Total income tax expense	$ 542,768	$ 232,692		$ 150,179